BIOLOGICAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Biological Assets [Abstract]
Disclosure of information about agricultural produce [text block]
•	The average crop age by species and country is:

	Chile	Argentina	Brazil	Uruguay
Pine	24	15	15	—
Eucalyptus	12	10	7	10

Disclosure of changes in fair value measurement due to change in significant inputs used [Text block]
The following table sets forth changes in fair value of biological assets considering variations in significant assumptions considered in calculating the fair value of the assets:

		ThU.S.$
Discount rate	0.5	(149,083)
	-0.5	159,429
Margins (%)	10	442,060
	-10	(442,060)

Disclosure of detailed information about current and noncurrent biological assets [Text Block]
As of the date of these consolidated financial statements, the Current and
Non-current
biological assets are as follows:

	12-31-2021 ThU.S.$	12-31-2020 ThU.S.$
Current	329,586	302,710
Non-current	3,008,897	3,296,117
Total	3,338,483	3,598,827

Disclosure of reconciliation of changes in biological assets [text block]
Reconciliation of carrying amount of biological assets

	12-31-2021
Movement	Current ThU.S.$	Non-current ThU.S.$	Total ThU.S.$
Opening Balance	302,710	3,296,117	3,598,827
Changes in real incurred cost	656	(64,314)	(63,658)
Additions through acquisition	78	191,316	191,394
Sales	(105)	(72,963)	(73,068)
Harvest	(114,157)	—	(114,157)
Increases (decreases) in Foreign Currency Translation	(3,884)	(18,246)	(22,130)
Loss of forest due to fires	(3,398)	(13,455)	(16,853)
Transfers to non-current assets held for sale	—	(5,770)	(5,770)
Transfers from non-current to current	125,219	(125,219)	—
Decrease due to loss of control in subsidiary	(3,097)	(19,977)	(23,074)
Changes in fair value	26,220	(222,906)	(196,686)
Gain (losses) arising from changes in fair value minus sale costs	—	81,986	81,986
Sales	—	(20,297)	(20,297)
Harvest	(223,712)	—	(223,712)
Loss of forest due to fires	(1,164)	(19,898)	(21,062)
Transfers to non-current assets held for sale	—	(5,232)	(5,232)
Transfers from non-current to current	252,860	(252,860)	—
Decrease due to loss of control in subsidiary	(1,764)	(6,605)	(8,369)
Total Changes	26,876	(287,220)	(260,344)
Closing balance	329,586	3,008,897	3,338,483

	12-31-2020
Movement	Current ThU.S.$	Non-current ThU.S.$	Total ThU.S.$
Opening Balance	275,792	3,393,634	3,669,426
Changes in real incurred cost	(1,140)	(68,081)	(69,221)
Additions through acquisition	2,590	182,746	185,336
Sales	—	(47,110)	(47,110)
Harvest	(99,300)	—	(99,300)
Increases (decreases) in Foreign Currency Translation	(12,889)	(85,393)	(98,282)
Loss of forest due to fires	(326)	(9,535)	(9,861)
Transfers from non-current to current	108,786	(108,786)	—
Other increases (decreases)	(1)	(3)	(4)
Changes in fair value	28,058	(29,436)	(1,378)
Gain (losses) arising from changes in fair value minus sale costs	—	182,950	182,950
Sales	—	15,184	15,184
Harvest	(182,753)	—	(182,753)
Loss of forest due to fires	—	(16,759)	(16,759)
Transfers from non-current to current	210,811	(210,811)	—
Total Changes	26,918	(97,517)	(70,599)
Closing balance	302,710	3,296,117	3,598,827